Goodwill and Intangible Assets - Schedule of Amortization Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Amortization expenses	$ 129	$ 126	$ 129
Cost of revenue
Disclosure of detailed information about intangible assets [line items]
Amortization expenses	43	58	61
Research and development expenses
Disclosure of detailed information about intangible assets [line items]
Amortization expenses	71	66	63
Selling, general and administrative expenses
Disclosure of detailed information about intangible assets [line items]
Amortization expenses	$ 15	$ 2	$ 5